Financial Instruments - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Financial Instruments - Fair Value Measurements (Tables) [Line Items]
Schedule of Financial Instruments Not Carried at Fair Value	The carrying value of financial instruments not carried at fair value by categories are as below:
As at	December 31, 2023	March 31, 2023
Financial assets
Cash and cash equivalents	$6,281,374	$3,853,281
Accounts receivable	290,871	255,175
Receivable from government authorities	4,232,229	4,211,143
Long term investments	319,401	254,032
Other financial assets	965,318	887,440
Total assets	12,089,193	9,461,071
Financial liabilities
Accounts payable	$14,179,685	$6,547,978
Debt	4,418,400	5,509,948
Other financial liabilities	1,516,260	1,349,393
Total liabilities	20,114,345	13,407,319
The carrying value of financial instruments not carried at fair value by categories are as below:
As at	March 31, 2023	March 31, 2022
Financial assets
Cash and cash equivalents	$3,853,281	$26,783,791
Accounts receivable	255,175	204,198
Receivable from government authorities	4,211,143	4,649,100
Long term investments	254,032	399,806
Other financial assets	887,440	1,214,925
Total assets	9,461,071	33,251,819
Financial liabilities
Accounts payable	$6,547,978	$6,318,686
Debt	5,509,948	12,248,554
Other financial liabilities	1,349,393	1,618,840
Total liabilities	13,407,319	20,186,080

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:
	December 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$656,885	$-	$656,885	$-
Liabilities:
Preferred stock warrant liability	$-	$-	$-	$-
Convertible promissory note	-	-	-	-
Senior subordinated convertible promissory note	-	-	-	-
Unsecured Convertible Note	10,167,194	-	-	10,167,194
	March 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$923,176	$-	$923,176	$-
Liabilities:
Preferred stock warrant liability	$1,190,691	$-	$-	$1,190,691
Convertible promissory note	10,944,727	-	-	10,944,727
Senior subordinated convertible promissory note	17,422,132	-	-	17,422,132
Derivative financial instrument	14,373,856	-	-	14,373,856

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:
	March 31, 2023
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$923,176	$—	$923,176	$—
Liabilities:
Preferred stock warrant liability	$1,190,691	$—	$—	$1,190,691
Convertible promissory note	10,944,727	—	—	10,944,727
Senior subordinated convertible promissory note	17,422,132	—	—	17,422,132
Derivative financial instrument	14,373,856	—	—	14,373,856
	March 31, 2022
	Total Carrying value	Level 1	Level 2	Level 3
Assets:
Assets held for sale	$4,298,419	$—	$4,298,419	$—
Liabilities:
Preferred stock warrant liability	$1,610,938	$—	$—	$1,610,938

Schedule of Changes in the Fair Value	The changes in the fair value are summarized below:
	Preferred stock warrant liability	Convertible promissory note	Senior subordinated convertible promissory note	Unsecured convertible note	Derivative financial instrument
Balance as of April 01, 2022	$1,610,938	$-	$-	$-	$-
Change in fair value of convertible preferred stock warrant	-
Balance as of June 30, 2022	1,610,938	-	-	-	-
Change in fair value of convertible preferred stock warrant	630,366	-	-	-	-
Balance as of September 30, 2022	2,241,304	-	-	-	-
Change in fair value of convertible preferred stock warrant	210,124	-	-	-	-
Issue of convertible promissory note	-	10,000,000
Change in fair value of convertible promissory note	-	308,832
Balance as of December 31, 2022	2,451,428	10,308,832	-	-	-

Balance as of April 01, 2023	1,190,691	10,944,727	17,422,132	-	14,373,856
Issue of senior subordinated convertible promissory note and warrants	-	-	8,655,330	-	-
Change in fair value of convertible preferred stock warrant	(245,143)	-	-	-	-
Change in fair value of convertible promissory note	-	420,022	-	-	-
Change in fair value of SSCPN	-	-	10,519,247	-	-
Note issue expenses			-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	9,222,809
Balance as of June 30, 2023	945,548	11,364,749	36,596,709	-	23,596,665
Issue of senior subordinated convertible promissory note and warrants	-	-	4,519,696	-	-
Change in fair value of convertible preferred stock warrant	(175,102)	-	-	-	-
Change in fair value of convertible promissory note	-	575,434	-	-	-
Change in fair value of SSCPN	-	-	6,141,965	-	-
Note issue expenses	-	-	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	813,566
Balance as of September 30, 2023	770,446	11,940,183	47,258,370	-	24,410,231
Issue of unsecured convertible note at discount	-	-	-	8,434,605	-
Issue of senior subordinated convertible promissory note and warrants	-	-	(20,110,058)	-	-
Change in fair value of convertible preferred stock warrant	5,704,739	-	-	-	-
Change in fair value of convertible promissory note	-	(7,986,326)	-	-	-
Change in fair value of derivative financial instrument	-	-	-	-	(6,571,082)
Conversion to Common Stock	-	(3,953,857)	(27,148,312)	-	-
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company	(6,475,185)	-	-	-	(17,839,149)
Change in fair value of unsecured convertible note	-	-	-	1,732,589	-
Balance as of December 31, 2023	-	-	-	10,167,194	-
The changes in the fair value are summarized below:
	Preferred stock warrant liability	Convertible promissory note	Senior subordinated convertible promissory note	Derivative financial instrument
Balance as of March 31, 2021	$494,807	$—	$—	$—
Issue of convertible preferred stock warrant	660,866	—	—	—
Change in fair value of convertible preferred stock warrant	455,265	—	—	—
Balance as of March 31, 2022	1,610,938	—	—	—
Issue of convertible promissory note	$—	10,000,000	$—	$—
Issue of senior subordinated convertible promissory note and warrants	—	—	8,109,954	—
Change in fair value of convertible preferred stock warrant	(420,245)	—	—	—
Change in fair value of convertible promissory note	—	944,727	—	—
Change in fair value of SSCPN	—	—	9,312,177	—
Change in fair value of derivative financial instrument	—	—	—	14,373,856
Balance as of March 31, 2023	1,190,691	10,944,727	17,422,131	14,373,856

Warrant [Member]
Financial Instruments - Fair Value Measurements (Tables) [Line Items]
Schedule of Model Valuation Assumtions	The Company used the following assumptions for the valuation of warrant liability and derivative financial instrument in the model:
	December 28, 2023	March 31, 2023

Remaining term (years)	5.0	5.2
Volatility1	55%	53%
Risk-free rate2	3.80%	3.60%
Estimated exercise price	$3.0	$0.23-5
Fair value per share	$3.7	$10.7

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.
The Company used the following assumptions for preferred stock warrant liability and derivative financial instrument in the model:
	March 31, 2023	March 31, 2022
Remaining term (years)	5.21	5.92
Volatility(1)	53%	55%
Risk-free rate(2)	3.60%	2.40%
Estimated exercise price	$0.23 – 5	$2.5 – 3.5
Calculated fair value per share	$10.7	$1.8

(1)	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
(2)	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

Unsecured Convertible Note [Member]
Financial Instruments - Fair Value Measurements (Tables) [Line Items]
Schedule of Model Valuation Assumtions	The Company used the following assumptions in the model for the valuation of the Atalaya note issued on December 28, 2023:
Unsecured convertible note

Remaining term (years)	5.00
Volatility[1]	35% - 45%
Risk-free rate[2]	4.6% - 5.2%
Conversion price	$10.00
Fair value per share	$3.70

1.	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
2.	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.

The Company used the following assumptions for the year ended March 31, 2023 in the model for valuation of:
	Convertible promissory note	Senior subordinated convertible promissory note
Remaining term (years)	0.21	0.21
Volatility(1)	34%	34%
Risk-free rate(2)	4.80%	4.80%
Estimated conversion price	$10	$5
Calculated fair value per share	$10.7	$10.7

(1)	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
(2)	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.